JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 93.1%
Australia - 2.7%
BHP Group plc	436	14,101
Rio Tinto plc	165	13,997

		28,098

Austria - 1.7%
Erste Group Bank AG	269	10,434
Wienerberger AG	189	7,705

		18,139

Belgium - 0.7%
bpost SA*	649	7,288

Denmark - 1.6%
Pandora A/S	55	7,096
Royal Unibrew A/S	76	10,254

		17,350

Finland - 3.4%
Cargotec OYJ, Class B	134	7,185
Neste OYJ	117	7,174
Nokia OYJ*	2,163	13,288
QT Group OYJ*	64	8,672

		36,319

France - 10.8%
Airbus SE*	95	12,994
BNP Paribas SA	173	10,544
Capgemini SE	57	12,421
Cie Plastic Omnium SA	133	4,209
Credit Agricole SA	592	8,251
Eiffage SA	61	6,210
Kering SA	15	13,228
La Francaise des Jeux SAEM(a)	184	9,838
LVMH Moet Hennessy Louis Vuitton SE	34	27,003
Safran SA	77	10,016

		114,714

Germany - 16.1%
About You Holding AG*	177	5,154
Allianz SE (Registered)	94	23,453
Daimler AG (Registered)	149	13,286
Deutsche Boerse AG	57	9,535
Deutsche Post AG (Registered)	262	17,770
Deutsche Telekom AG (Registered)	745	15,468
DWS Group GmbH & Co. KGaA(a)	185	8,731
Eckert & Ziegler Strahlen- und Medizintechnik AG	66	9,135
HelloFresh SE*	80	7,472
Jungheinrich AG (Preference)	193	10,590
Schaeffler AG (Preference)(b)	723	6,299
Siemens AG (Registered)	104	16,157
VERBIO Vereinigte BioEnergie AG	119	6,430
Volkswagen AG (Preference)	47	11,513
Zalando SE*(a)	86	9,511

		170,504

Ireland - 2.7%
AIB Group plc*	2,039	4,971
AIB Group plc*	543	1,333
Bank of Ireland Group plc*	1,260	6,627
Bank of Ireland Group plc*	105	558
Ryanair Holdings plc, ADR*	67	7,354
Smurfit Kappa Group plc	141	7,928

		28,771

Italy - 2.4%
Enel SpA	1,382	12,739
Intesa Sanpaolo SpA(b)	4,383	12,109

		24,848

Luxembourg - 0.5%
ArcelorMittal SA	164	5,728

Netherlands - 7.2%
ASM International NV	36	12,831
ASML Holding NV(b)	38	28,828
Koninklijke Ahold Delhaize NV	754	23,450
NN Group NV	213	10,568

		75,677

South Korea - 0.7%
Delivery Hero SE*(a)	52	7,756

Spain - 2.9%
CaixaBank SA	2,794	8,299
Corp. ACCIONA Energias Renovables SA*	202	6,914
Fluidra SA	220	8,931
Laboratorios Farmaceuticos Rovi SA	97	6,862

		31,006

Sweden - 2.2%
Evolution AB(a)(b)	42	7,288
Swedish Match AB	723	6,473
Volvo AB, Class B	420	9,907

		23,668

Switzerland - 18.0%
Cie Financiere Richemont SA (Registered)	80	10,193
Holcim Ltd.*	169	9,902
Interroll Holding AG (Registered)	1	6,444
Nestle SA (Registered)	385	48,806
Novartis AG (Registered)	224	20,681
Roche Holding AG	112	43,279
Schindler Holding AG	33	10,642
Siegfried Holding AG (Registered)*	9	9,326
Sonova Holding AG (Registered)	21	8,214
Swissquote Group Holding SA (Registered)	47	7,450
Zurich Insurance Group AG	38	15,122

		190,059

United Kingdom - 16.3%
3i Group plc	463	8,221
Ashtead Group plc	131	9,790
Barclays plc	2,693	6,515
BP plc	3,119	12,519
Bridgepoint Group Ltd.*(a)	782	5,274
Centrica plc*	6,372	4,021
CNH Industrial NV	542	9,051
Computacenter plc	287	10,835
Games Workshop Group plc	45	7,046
Intermediate Capital Group plc	421	12,680
Linde plc	33	10,207
Lloyds Banking Group plc	26,001	16,439
Moonpig Group plc*	750	3,885

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
National Express Group plc*	2,772	10,481
Next plc*	115	12,617
Persimmon plc	213	8,581
Segro plc, REIT	584	9,874
Spirent Communications plc	1,262	4,476
Taylor Wimpey plc	4,285	9,796

		172,308

United States - 3.2%
Schneider Electric SE	138	23,147
Stellantis NV	561	10,777

		33,924

TOTAL COMMON STOCKS (Cost $834,133)		986,157

SHORT-TERM INVESTMENTS - 5.9%

INVESTMENT COMPANIES - 5.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $58,783)	58,755	58,784

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)(Cost $3,688)	3,688	3,688

TOTAL SHORT-TERM INVESTMENTS (Cost $62,471)		62,472

Total Investments - 99.0% (Cost $896,604)		1,048,629
Other Assets Less Liabilities - 1.0%		10,143

Net Assets - 100.0%		1,058,772

Percentages indicated are based on net assets.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	8.2%
Pharmaceuticals	6.7
Machinery	6.0
Textiles, Apparel & Luxury Goods	5.5
Capital Markets	4.9
Insurance	4.7
Food Products	4.7
Semiconductors & Semiconductor Equipment	4.0
Automobiles	3.4
Metals & Mining	3.2
Internet & Direct Marketing Retail	3.2
Oil, Gas & Consumable Fuels	2.5
Air Freight & Logistics	2.4
Food & Staples Retailing	2.2
IT Services	2.2
Electrical Equipment	2.2
Aerospace & Defense	2.2
Household Durables	1.7
Communications Equipment	1.7
Construction Materials	1.7
Health Care Equipment & Supplies	1.7
Hotels, Restaurants & Leisure	1.6
Industrial Conglomerates	1.5
Diversified Telecommunication Services	1.5
Electric Utilities	1.2
Multiline Retail	1.2
Auto Components	1.0
Road & Rail	1.0
Beverages	1.0
Chemicals	1.0
Others (each less than 1.0%)	8.0
Short-Term Investments	6.0

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $3,377.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	86	09/2021	EUR	4,170	(3)
FTSE 100 Index	14	09/2021	GBP	1,354	(1)

					(4)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$28,098	$–	$28,098
Austria	–	18,139	–	18,139
Belgium	–	7,288	–	7,288
Denmark	–	17,350	–	17,350
Finland	–	36,319	–	36,319
France	–	114,714	–	114,714
Germany	5,154	165,350	–	170,504
Ireland	12,325	16,446	–	28,771
Italy	–	24,848	–	24,848
Luxembourg	–	5,728	–	5,728
Netherlands	–	75,677	–	75,677
South Korea	–	7,756	–	7,756
Spain	13,776	17,230	–	31,006
Sweden	–	23,668	–	23,668
Switzerland	6,444	183,615	–	190,059
United Kingdom	31,162	141,146	–	172,308
United States	–	33,924	–	33,924
Total Common Stocks	68,861	917,296	–	986,157
Short-Term Investments
Investment Companies	58,784	–	–	58,784
Investment of Cash Collateral from Securities Loaned	3,688	–	–	3,688
Total Short-Term Investments	62,472	–	–	62,472
Total Investments in Securities	131,333	917,296	–	1,048,629

Depreciation in Other Financial Instruments
Futures Contracts	$(4)	$–	$–	$(4)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$2,182	$515,772	$459,168	$(2)	$—	(c)	$58,784	58,755	$8	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	—	79,000	78,998	(2)	—		—	—	5	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,662	76,213	75,187	—	—		3,688	3,688	1	—

Total	$4,844	$670,985	$613,353	$(4)	$—	(c)	$62,472		$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2021.

(c)	Amount rounds to less than one thousand.